FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-3690

First Investors Tax Exempt Funds
(Exact name of registrant as specified in charter)

40 Wall Street
10th Floor
New York, NY 10005
(Address of principal executive offices)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
8th Floor
Edison, NJ 08837-3620
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-858-8000

Date of Fiscal year-end: 12/31/2017

Date of reporting period: 7/1/2016 - 6/30/2017

Item 1. Proxy Voting Record

First Investors Tax Exempt Income Fund

None

First Investors Tax Exempt Opportunities Fund

None

First Investors California Tax Exempt Fund

None

First Investors Connecticut Tax Exempt Fund

None

First Investors Massachusetts Tax Exempt Fund

None

First Investors Michigan Tax Exempt Fund

None

First Investors Minnesota Tax Exempt Fund

None

First Investors New Jersey Tax Exempt Fund

None

First Investors New York Tax Exempt Fund

None

First Investors North Carolina Tax Exempt Fund

None

First Investors Ohio Tax Exempt Fund

None

First Investors Oregon Tax Exempt Fund

None

First Investors Pennsylvania Tax Exempt Fund

None

First Investors Virginia Tax Exempt Fund

None

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted Against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item:
1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and
2) a ballot voted 'For" or 'Against' is considered to have been voted Against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds
(Registrant)

By:	/s/ Clark D. Wagner
Clark D. Wagner President and Principal Executive Officer

Date:	August 21, 2017